Earnings Per Share (Basic And Diluted)	12 Months Ended
Dec. 31, 2019
Earnings per share basic and diluted [Abstract]
Earnings Per Share (Basic And Diluted)
31.	Earnings per share (basic and diluted)

The Company implemented a
four-to-one
reverse share split (or consolidation), effective as of November 30, 2019. The quantity of shares of the comparative periods were adjusted to give effect to this transaction.

	2019	2018	2017
Net income	1,080,484	461,440	413,874
Basic weighted average quantity of shares (1)	511,462	493,117	484,919
Basic earnings per share	2,1125	0,9358	0,8535
Share-based incentive program (1)(2)	248	—	—
Diluted weighted average quantity of shares (1)	511,710	493,117	484,919
Diluted earnings per share	2,1115	0,9358	0,8535

(1)	Thousands of shares.
(2)	See Note 30.